UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile II Funds (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile II Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Conservative Profile II Fund (Initial Class shares) returned 9.10%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.35% (composite benchmark return was 7.75%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	11,147.00	11,150.38	13,164.00	10,410.00
2004	11,938.44	11,836.45	14,806.87	10,861.69
2005	12,454.18	12,270.10	15,751.55	11,125.52
2006	13,450.51	13,230.49	18,235.56	11,607.26
2007	14,215.85	14,098.74	19,260.40	12,416.28
2008	12,272.54	12,557.51	12,089.75	13,066.89
2009	14,789.64	14,384.25	15,511.16	13,841.76
2010	16,123.66	15,593.45	18,172.87	14,747.01
2011	16,331.66	16,076.45	18,350.96	15,903.18
2012	17,817.84	17,314.72	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	9.10%	4.62%	5.95%
Class L	8.89%	--	4.89%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	47.51%
Fixed Interest Contract	22.49%
International Equity	7.00%
Large-Cap Equity	16.00%
Mid-Cap Equity	7.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)
Initial Class
Actual	$1,000.00	$1,048.50	$4.20

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14

Class L
Actual	$1,000.00	$1,047.90	$5.53

Hypothetical
(5% return before expenses)	$1,000.00	$1,019.87	$5.45

*Expenses are equal to the Fund’s annualized expense ratio of 0.81% for the Initial Class shares and 1.06% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.71%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile II Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderately Conservative Profile II Fund (Initial Class shares) returned 10.83%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 1.20% (composite benchmark return was 9.63%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	11,661.00	11,762.10	13,164.00	10,410.00
2004	12,815.44	12,795.82	14,806.87	10,861.69
2005	13,590.77	13,461.22	15,751.55	11,125.52
2006	14,955.29	14,957.16	18,235.56	11,607.26
2007	15,942.34	15,954.06	19,260.40	12,416.28
2008	13,047.21	13,121.03	12,089.75	13,066.89
2009	15,929.34	15,451.26	15,511.16	13,841.76
2010	17,571.65	16,959.01	18,172.87	14,747.01
2011	17,568.14	17,293.10	18,350.96	15,903.18
2012	19,470.76	18,947.48	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	10.83%	4.12%	6.91%
Class L	10.64%	--	5.23%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	33.02%
Fixed Interest Contract	21.99%
International Equity	11.00%
Large-Cap Equity	22.99%
Mid-Cap Equity	8.00%
Small-Cap Equity	3.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)
Initial Class
Actual	$1,000.00	$1,057.10	$4.42

Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.35

Class L
Actual	$1,000.00	$1,056.40	$5.76

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66

*Expenses are equal to the Fund’s annualized expense ratio of 0.86% for the Initial Class shares and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.76%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile II Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderate Profile II Fund (Initial Class shares) returned 12.47%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.95% (composite benchmark return was 11.52%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	12,034.00	12,175.20	13,164.00	10,410.00
2004	13,423.93	13,393.91	14,806.87	10,861.69
2005	14,280.37	14,169.78	15,751.55	11,125.52
2006	16,022.58	15,987.62	18,235.56	11,607.26
2007	17,179.41	17,081.34	19,260.40	12,416.28
2008	13,204.09	13,064.61	12,089.75	13,066.89
2009	16,429.85	15,771.99	15,511.16	13,841.76
2010	18,330.79	17,510.70	18,172.87	14,747.01
2011	18,138.32	17,624.59	18,350.96	15,903.18
2012	20,400.16	19,640.56	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	12.47%	3.53%	7.41%
Class L	12.16%	--	5.46%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	24.01%
Fixed Interest Contract	15.99%
International Equity	16.00%
Large-Cap Equity	28.00%
Mid-Cap Equity	10.00%
Small-Cap Equity	6.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)
Initial Class
Actual	$1,000.00	$1,067.40	$4.65

Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.55
Class L
Actual	$1,000.00	$1,065.10	$5.99

Hypothetical (5% return before expenses)	$1,000.00	$1,019.47	$5.86

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares and 1.15% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.80%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile II Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Moderately Aggressive Profile II Fund (Initial Class shares) returned 14.07%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.93% (composite benchmark return was 13.14%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, Great-West Janus Large Cap Growth, and Great-West Templeton Global Bond.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	12,425.00	12,649.25	13,164.00	10,410.00
2004	14,103.62	14,216.14	14,806.87	10,861.69
2005	15,207.93	15,237.18	15,751.55	11,125.52
2006	17,332.48	17,606.95	18,235.56	11,607.26
2007	18,622.02	18,818.00	19,260.40	12,416.28
2008	12,988.86	13,324.83	12,089.75	13,066.89
2009	16,746.53	16,469.42	15,511.16	13,841.76
2010	18,982.19	18,493.45	18,172.87	14,747.01
2011	18,583.57	18,454.85	18,350.96	15,903.18
2012	21,198.28	20,863.78	21,298.13	16,572.70

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Yr Credit Bond Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	14.07%	2.62%	7.80%
Class L	13.76%	--	5.82%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
Bond	18.01%
Fixed Interest Contract	9.00%
International Equity	19.00%
Large-Cap Equity	29.99%
Mid-Cap Equity	16.00%
Small-Cap Equity	8.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)
Initial Class
Actual	$1,000.00	$1,076.00	$5.40

Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$5.25

Class L
Actual	$1,000.00	$1,074.60	$6.74

Hypothetical (5% return before expenses)	$1,000.00	$1,018.77	$6.56

*Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares and 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.93%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile II Fund

Management Discussion

Investment performance in 2012 continued to be dominated by the global macro headlines as the risk-on/risk-off dichotomy whipsawed investors back and forth. U.S. equity markets opened 2012 on a very strong note, posting double-digit returns in the first quarter. By the second quarter, the risk-off trade was back in play as markets paused to consolidate the gains. U.S. equities put up small losses in the second quarter. In the third quarter, U.S. equities again performed an about-face maneuver generating returns of 6-7%.

Arguably, much of the year’s rally can be attributed to moves from central bankers, both at home and abroad, to contain investors concerns about the U.S. economy and a financial meltdown in Europe. Moves by the Federal Reserve to expand its balance sheet also continued to put downward pressure on bond yields, allowing for healthy returns in longer-term bonds.

U.S. equities closed out the year with a whimper rather than a bang. Despite the solid returns for the year, the S&P 500® Index actually posted a small loss in the fourth quarter as investors fretted over the outcome of the impending “fiscal cliff.” Although a last-minute (really an after-the-last-minute) compromise was ultimately reached in the U.S. Congress, it wasn’t enough to salvage a positive fourth quarter return for the key U.S. stock index.

The story was markedly different outside the United States, as international equities took advantage of the pause in the U.S. rally to catch up and ultimately surpass the returns of U.S. equities for the year.

Despite the tug of war between the bulls and the bears, equity markets closed the year with respectable double-digit returns. The S&P 500® Index closed the books on 2012 up 16.0%, while the S&P SmallCap 600® Index logged 16.3%. International stocks fared slightly better with the closely-watched MSCI EAFE Index up 17.9%. Emerging markets stocks also put up big returns in 2012, with the MSCI Emerging Markets Index up 18.6%.

From a valuation standpoint, it was a good year to seek out underpriced stocks. Value stocks outperformed growth across all market caps. The Russell 1000 Value Index generated returns of 17.5% in 2012, relative to only 15.3% for the Russell 1000 Growth Index. In small cap equities, the variance was even more pronounced. The Russell 2000 Value Index posted 18.1% to the Russell 2000 Growth Index’s 14.6%. Much of this variance in returns to valuation occurred in the fourth quarter when value stocks outpaced growth handily.

In fixed income, longer duration bonds continued their run. Yields on the 10-year Treasury began the year yielding nearly 2%. After a brief spike in March to nearly 2.40%, bond yields fell going into the summer, trending between 1.50% and 1.80% for the remainder of the year. The Barclays U.S. Government/Credit Long Bond Index posted an 8.8% return for the year, while the Barclays U.S. Government/Credit 1-3 Year Bond Index and Barclays U.S. Government/Credit Intermediate Bond Index realized gains of only 1.3% and 3.9% respectively.

Another big winner for the year in fixed income was high yield bonds. The Barclays U.S. Corporate High Yield Index put up an impressive 15.8% in 2012, easily surpassing investment-grade counterparts.

For the annual period ended December 31, 2012, the Great-West Aggressive Profile II Fund (Initial Class shares) returned 16.64%, relative to 16.06% for the Wilshire 5000 Index and 4.21% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.16% (composite benchmark return was 16.48%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West Putnam Equity Income, Great-West T. Rowe Price Equity Income, and Great-West Janus Large Cap Growth.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2003	13,070.00	13,389.75	13,164.00
2004	15,308.89	15,390.90	14,806.87
2005	16,682.10	16,725.37	15,751.55
2006	19,282.84	19,919.41	18,235.56
2007	20,700.13	21,338.17	19,260.40
2008	12,440.78	13,082.97	12,089.75
2009	16,548.72	16,921.51	15,511.16
2010	19,188.24	19,395.32	18,172.87
2011	18,336.28	18,898.33	18,350.96
2012	21,387.44	21,997.70	21,298.13

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Note: Performance for the Class L shares may vary due to its differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	16.64%	0.65%	7.90%
Class L	16.38%	--	5.85%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2012

Asset Class	% of Fund Investments
International Equity	27.00%
Large-Cap Equity	37.00%
Mid-Cap Equity	23.00%
Small-Cap Equity	13.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)
Initial Class
Actual	$1,000.00	$1,089.50	$6.16

Hypothetical (5% return before expenses)	$1,000.00	$1,019.37	$5.96

Class L
Actual	$1,000.00	$1,089.00	$7.42

Hypothetical (5% return before expenses)	$1,000.00	$1,018.17	$7.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.16% for the Initial Class shares and 1.41% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.06%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
3,423,852	Great-West Federated Bond Fund Initial Class(a)	$37,491,176
2,572,824	Great-West Putnam High Yield Bond Initial Class(a)	21,508,812
2,218,809	Great-West Short Duration Bond Fund Initial Class(a)	23,208,748
3,845,464	Great-West Templeton Global Bond Fund Initial Class(a)	37,493,274
4,057,489	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	49,988,261

TOTAL BOND MUTUAL FUNDS — 47.52% (Cost $166,808,889)		$169,690,271

EQUITY MUTUAL FUNDS
993,820	Great-West American Century Growth Fund Initial Class(a)	10,713,383
1,850,870	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	20,211,495
1,211,892	Great-West Janus Large Cap Growth Fund Initial Class(a)	10,713,126
743,684	Great-West MFS International Growth Fund Initial Class(a)	8,359,014
1,875,924	Great-West MFS International Value Fund Initial Class(a)	16,639,450

Shares		Value

Equity Mutual Funds — (continued)
1,574,451	Great-West Putnam Equity Income Fund Initial Class(a)	$17,854,270
1,093,331	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	17,854,099
272,701	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,788,622

TOTAL EQUITY MUTUAL FUNDS — 30.00% (Cost $98,667,381)		$107,133,459

Account Balance

FIXED INTEREST CONTRACT
80,336,746(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	80,336,746

TOTAL FIXED INTEREST CONTRACT — 22.49% (Cost $80,336,746)		$80,336,746

TOTAL INVESTMENTS — 100.01% (Cost $345,813,016)		$357,160,476

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(36,045)

TOTAL NET ASSETS — 100.00%		$357,124,431

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
698,229	Great-West Federated Bond Fund Initial Class(a)	$7,645,606
510,680	Great-West Putnam High Yield Bond Initial Class(a)	4,269,286
784,311	Great-West Templeton Global Bond Fund Initial Class(a)	7,647,033
689,545	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	8,495,190

TOTAL BOND MUTUAL FUNDS — 33.02% (Cost $27,860,752)		$28,057,115

EQUITY MUTUAL FUNDS
393,974	Great-West American Century Growth Fund Initial Class(a)	4,247,040
493,165	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,385,358
120,444	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,274,299
480,550	Great-West Janus Large Cap Growth Fund Initial Class(a)	4,248,060
56,763	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,274,338
277,425	Great-West MFS International Growth Fund Initial Class(a)	3,118,256

Shares		Value

Equity Mutual Funds — (continued)
702,004	Great-West MFS International Value Fund Initial Class(a)	$6,226,774
486,893	Great-West Putnam Equity Income Fund Initial Class(a)	5,521,364
338,099	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	5,521,162
80,300	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,410,067

TOTAL EQUITY MUTUAL FUNDS — 44.99% (Cost $36,001,840)		$38,226,718

Account Balance

FIXED INTEREST CONTRACT
18,688,655(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	18,688,655

TOTAL FIXED INTEREST CONTRACT — 22.00% (Cost $18,688,655)		$18,688,655

TOTAL INVESTMENTS — 100.01% (Cost $82,551,247)		$84,972,488

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(7,801)

TOTAL NET ASSETS — 100.00%		$84,964,687

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
5,954,952	Great-West Federated Bond Fund Initial Class(a)	$65,206,723
3,360,082	Great-West Putnam High Yield Bond Initial Class(a)	28,090,292
6,690,178	Great-West Templeton Global Bond Fund Initial Class(a)	65,229,235
5,292,977	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	65,209,474

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $219,389,930)		$223,735,724

EQUITY MUTUAL FUNDS
5,186,619	Great-West American Century Growth Fund Initial Class(a)	55,911,752
5,546,594	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	60,568,811
1,321,951	Great-West Invesco Small Cap Value Fund Initial Class(a)	13,986,246
6,324,361	Great-West Janus Large Cap Growth Fund Initial Class(a)	55,907,347
622,615	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	13,977,700
4,427,557	Great-West MFS International Growth Fund Initial Class(a)	49,765,745
11,195,957	Great-West MFS International Value Fund Initial Class(a)	99,308,134

Shares		Value

Equity Mutual Funds — (continued)
6,573,162	Great-West Putnam Equity Income Fund Initial Class(a)	$74,539,653
1,383,099	Great-West Small Cap Growth Fund Initial Class(a)	27,966,259
4,564,537	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	74,538,888
1,857,665	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	32,620,604

TOTAL EQUITY MUTUAL FUNDS — 60.00% (Cost $495,632,973)		$559,091,139

Account Balance

FIXED INTEREST CONTRACT
149,035,862(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	149,035,862

TOTAL FIXED INTEREST CONTRACT — 16.00% (Cost $149,035,862)		$149,035,862

TOTAL INVESTMENTS — 100.01% (Cost $864,058,765)		$931,862,725

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(83,300)

TOTAL NET ASSETS — 100.00%		$931,779,425

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

BOND MUTUAL FUNDS
1,009,627	Great-West Federated Bond Fund Initial Class(a)	$11,055,419
797,595	Great-West Putnam High Yield Bond Initial Class(a)	6,667,889
1,133,978	Great-West Templeton Global Bond Fund Initial Class(a)	11,056,286
897,359	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	11,055,467

TOTAL BOND MUTUAL FUNDS — 18.01% (Cost $39,466,482)		$39,835,061

EQUITY MUTUAL FUNDS
1,333,241	Great-West American Century Growth Fund Initial Class(a)	14,372,340
2,563,479	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	27,993,194
522,529	Great-West Invesco Small Cap Value Fund Initial Class(a)	5,528,355
1,625,788	Great-West Janus Large Cap Growth Fund Initial Class(a)	14,371,966
246,244	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,528,175
1,247,337	Great-West MFS International Growth Fund Initial Class(a)	14,020,064
3,155,790	Great-West MFS International Value Fund Initial Class(a)	27,991,855

Shares		Value

Equity Mutual Funds — (continued)
1,657,330	Great-West Putnam Equity Income Fund Initial Class(a)	$18,794,128
328,095	Great-West Small Cap Growth Fund Initial Class(a)	6,634,073
1,150,892	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	18,794,070
420,584	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,385,459

TOTAL EQUITY MUTUAL FUNDS — 73.00% (Cost $148,887,284)		$161,413,679

Account Balance

FIXED INTEREST CONTRACT
19,899,136(b)	Great-West Life & Annuity Contract(a) 1.70% (c)	19,899,136

TOTAL FIXED INTEREST CONTRACT — 9.00% (Cost $19,899,136)		$19,899,136

TOTAL INVESTMENTS — 100.01% (Cost $208,252,902)		$221,147,876

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(19,063)

TOTAL NET ASSETS — 100.00%		$221,128,813

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

EQUITY MUTUAL FUNDS
4,173,846	Great-West American Century Growth Fund Initial Class(a)	$44,994,056
8,885,381	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	97,028,358
2,001,292	Great-West Invesco Small Cap Value Fund Initial Class(a)	21,173,673
5,089,825	Great-West Janus Large Cap Growth Fund Initial Class(a)	44,994,056
943,148	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	21,173,673
4,238,502	Great-West MFS International Growth Fund Initial Class(a)	47,640,765
10,741,999	Great-West MFS International Value Fund Initial Class(a)	95,281,530
4,667,917	Great-West Putnam Equity Income Fund Initial Class(a)	52,934,184

Shares		Value

Equity Mutual Funds — (continued)
1,308,956	Great-West Small Cap Growth Fund Initial Class(a)	$26,467,092
3,241,530	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	52,934,183
1,407,760	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	24,720,264

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $463,811,020)		$529,341,834

TOTAL INVESTMENTS — 100.01% (Cost $463,811,020)		$529,341,834

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(46,188)

TOTAL NET ASSETS — 100.00%		$529,295,646

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$357,160,476	$84,972,488	$931,862,725
Subscriptions receivable	1,057,262	162,993	1,512,794
Receivable for investments sold	2,642,206	2,874,395	9,612,780

Total Assets	360,859,944	88,009,876	942,988,299

LIABILITIES:
Payable to investment adviser	29,988	7,270	79,115
Redemptions payable	3,298,243	3,037,368	11,125,574
Payable for investments purchased	401,225	20	–
Payable for distribution fees	6,057	531	4,185

Total Liabilities	3,735,513	3,045,189	11,208,874

NET ASSETS	$357,124,431	$84,964,687	$931,779,425

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,138,653	$979,210	$12,510,578
Paid-in capital in excess of par	366,960,054	87,810,464	1,008,914,373
Net unrealized appreciation on investments	11,347,460	2,421,241	67,803,960
Undistributed net investment income	3,934,155	480,572	8,569,488
Accumulated net realized loss on investments	(29,255,891)	(6,726,800)	(166,018,974)

TOTAL NET ASSETS
Initial Class	$326,193,080	$82,252,692	$911,410,462

Class L	$30,931,351	$2,711,995	$20,368,963

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	100,000,000	200,000,000
Class L	35,000,000	35,000,000	35,000,000
Issued and Outstanding
Initial Class	38,125,337	9,501,183	122,998,424
Class L	3,261,192	290,917	2,107,353

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.56	$8.66	$7.41

Class L	$9.48	$9.32	$9.67

(a) Cost of investments, affiliated	$345,813,016	$82,551,247	$864,058,765

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

ASSETS:
Investments at fair value, affiliated(a)	$221,147,876	$529,341,834
Subscriptions receivable	491,249	973,887
Receivable for investments sold	2,537,233	7,264,517

Total Assets	224,176,358	537,580,238

LIABILITIES:
Payable to investment adviser	18,737	45,084
Redemptions payable	3,018,739	8,193,355
Payable for investments purchased	9,744	45,048
Payable for distribution fees	325	1,105

Total Liabilities	3,047,545	8,284,592

NET ASSETS	$221,128,813	$529,295,646

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,828,614	$7,242,866
Paid-in capital in excess of par	225,960,446	562,550,964
Net unrealized appreciation on investments	12,894,974	65,530,814
(Overdistributed) net investment income	337,370	–
Accumulated net realized loss on investments	(20,892,591)	(106,028,998)

TOTAL NET ASSETS
Initial Class	$219,541,547	$523,784,717

Class L	$1,587,266	$5,510,929

CAPITAL STOCK:
Authorized
Initial Class	100,000,000	175,000,000
Class L	35,000,000	35,000,000
Issued and Outstanding
Initial Class	28,103,086	71,902,920
Class L	183,052	525,738

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$7.81	$7.28

Class L	$8.67	$10.48

(a) Cost of investments, affiliated	$208,252,902	$463,811,020

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$1,244,059	$274,390	$2,478,594
Dividends, affiliated	7,347,659	1,510,201	15,289,095

Total Income	8,591,718	1,784,591	17,767,689

EXPENSES:
Management fees	328,861	74,211	922,126
Distribution fees - Class L	35,617	2,995	27,565

Total Expenses	364,478	77,206	949,691

Less amount waived by distributor - Class L	4	29	4

Net Expenses	364,474	77,177	949,687

NET INVESTMENT INCOME	8,227,244	1,707,414	16,818,002

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	5,813,679	990,099	39,320,705
Realized gain distributions received, affiliated	2,637,709	735,716	10,349,210

Net realized gain	8,451,388	1,725,815	49,669,915

Net change in unrealized appreciation on investments	11,917,791	3,976,182	40,319,062

Net Realized and Unrealized Gain on Investments	20,369,179	5,701,997	89,988,977

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,596,423	$7,409,411	$106,806,979

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

	Great-West Moderately Aggressive Profile II Fund	Great-West Aggressive Profile II Fund

INVESTMENT INCOME:
Interest, affiliated	$311,043	$–
Dividends, affiliated	3,325,429	5,735,413

Total Income	3,636,472	5,735,413

EXPENSES:
Management fees	205,380	537,692
Distribution fees - Class L	2,054	6,464

Total Expenses	207,434	544,156

Less amount waived by distributor - Class L	31	12

Net Expenses	207,403	544,144

NET INVESTMENT INCOME	3,429,069	5,191,269

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	4,804,259	23,329,875
Realized gain distributions received, affiliated	2,887,278	9,050,182

Net realized gain	7,691,537	32,380,057

Net change in unrealized appreciation on investments	15,485,860	44,706,678

Net Realized and Unrealized Gain on Investments	23,177,397	77,086,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,606,466	$82,278,004

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Conservative Profile II Fund

OPERATIONS:
Net investment income	$8,227,244	$7,948,199
Net realized gain	8,451,388	20,550,077
Net change in unrealized appreciation (depreciation)	11,917,791	(24,803,497)

Net Increase in Net Assets Resulting from Operations	28,596,423	3,694,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(8,461,456)	(6,675,109)
Class L	(684,178)	(48,965)

From net investment income	(9,145,634)	(6,724,074)

From net realized gains
Initial Class	(6,014,489)	(20,951,695)
Class L	(496,833)	(124,595)

From net realized gains	(6,511,322)	(21,076,290)

Total Distributions	(15,656,956)	(27,800,364)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	141,449,501	142,472,920
Class L	37,590,629	2,512,573
Shares issued in reinvestment of distributions
Initial Class	14,475,945	27,626,804
Class L	1,181,011	173,560
Shares redeemed
Initial Class	(137,946,139)	(163,458,784)
Class L	(10,074,991)	(189,253)

Net Increase in Net Assets Resulting from Capital Share Transactions	46,675,956	9,137,820

Total Increase (Decrease) in Net Assets	59,615,423	(14,967,765)

NET ASSETS:
Beginning of year	297,509,008	312,476,773

End of year (a)	$357,124,431	$297,509,008

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	16,508,141	15,906,444
Class L	3,933,257	257,763
Shares issued in reinvestment of distributions
Initial Class	1,703,256	3,320,447
Class L	125,230	19,073
Shares redeemed
Initial Class	(16,100,933)	(18,242,006)
Class L	(1,054,630)	(19,500)

Net Increase	5,114,321	1,242,221

(a) Including undistributed net investment income:	$3,934,155	$4,852,545

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderately Conservative Profile II Fund

OPERATIONS:
Net investment income	$1,707,414	$1,423,861
Net realized gain	1,725,815	6,249,544
Net change in unrealized appreciation (depreciation)	3,976,182	(7,572,433)

Net Increase in Net Assets Resulting from Operations	7,409,411	100,972

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,729,112)	(3,503,467)
Class L	(49,261)	(28,234)

From net investment income	(1,778,373)	(3,531,701)

From net realized gains
Initial Class	(912,825)	(4,531,013)
Class L	(22,818)	(25,732)

From net realized gains	(935,643)	(4,556,745)

Total Distributions	(2,714,016)	(8,088,446)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	40,398,211	28,329,787
Class L	2,502,434	518,824
Shares issued in reinvestment of distributions
Initial Class	2,641,937	8,034,480
Class L	72,079	53,966
Shares redeemed
Initial Class	(28,139,020)	(56,548,898)
Class L	(412,206)	(6,828)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	17,063,435	(19,618,669)

Total Increase (Decrease) in Net Assets	21,758,830	(27,606,143)

NET ASSETS:
Beginning of year	63,205,857	90,812,000

End of year (a)	$84,964,687	$63,205,857

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,721,313	3,064,117
Class L	267,931	54,416
Shares issued in reinvestment of distributions
Initial Class	309,235	977,434
Class L	7,800	6,189
Shares redeemed
Initial Class	(3,294,277)	(6,091,123)
Class L	(44,705)	(714)

Net Increase (Decrease)	1,967,297	(1,989,681)

(a) Including undistributed net investment income:	$480,572	$374,177

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderate Profile II Fund

OPERATIONS:
Net investment income	$16,818,002	$17,587,032
Net realized gain	49,669,915	71,398,612
Net change in unrealized appreciation (depreciation)	40,319,062	(97,213,427)

Net Increase (Decrease) in Net Assets Resulting from Operations	106,806,979	(8,227,783)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(17,865,812)	(15,824,188)
Class L	(279,492)	(19,036)

From net investment income	(18,145,304)	(15,843,224)

From net realized gains
Initial Class	(27,847,903)	(70,676,296)
Class L	(421,660)	(68,158)

From net realized gains	(28,269,563)	(70,744,454)

Total Distributions	(46,414,867)	(86,587,678)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	304,534,702	310,574,939
Class L	25,170,273	1,558,441
Shares issued in reinvestment of distributions
Initial Class	45,713,715	86,500,484
Class L	701,152	87,194
Shares redeemed
Initial Class	(361,843,815)	(475,878,309)
Class L	(7,222,729)	(220,520)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,053,298	(77,377,771)

Total Increase (Decrease) in Net Assets	67,445,410	(172,193,232)

NET ASSETS:
Beginning of year	864,334,015	1,036,527,247

End of year (a)	$931,779,425	$864,334,015

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	41,332,300	40,052,135
Class L	2,634,312	165,033
Shares issued in reinvestment of distributions
Initial Class	6,217,310	12,333,497
Class L	73,179	9,721
Shares redeemed
Initial Class	(49,088,604)	(61,258,534)
Class L	(751,588)	(23,304)

Net Increase (Decrease)	416,909	(8,721,452)

(a) Including undistributed net investment income:	$8,569,488	$9,896,790

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Moderately Aggressive Profile II Fund

OPERATIONS:
Net investment income	$3,429,069	$3,097,718
Net realized gain	7,691,537	34,950,627
Net change in unrealized appreciation (depreciation)	15,485,860	(41,146,276)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,606,466	(3,097,931)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,470,274)	(15,412,647)
Class L	(20,744)	(8,447)

From net investment income	(3,491,018)	(15,421,094)

From net realized gains
Initial Class	(3,370,732)	(24,955,735)
Class L	(18,200)	(10,868)

From net realized gains	(3,388,932)	(24,966,603)

Total Distributions	(6,879,950)	(40,387,697)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	73,996,638	79,982,600
Class L	1,595,669	113,808
Shares issued in reinvestment of distributions
Initial Class	6,841,006	40,368,382
Class L	38,944	19,315
Shares redeemed
Initial Class	(66,703,766)	(192,837,845)
Class L	(214,015)	–

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	15,554,476	(72,353,740)

Total Increase (Decrease) in Net Assets	35,280,992	(115,839,368)

NET ASSETS:
Beginning of year	185,847,821	301,687,189

End of year (a)	$221,128,813	$185,847,821

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	9,726,361	8,746,366
Class L	189,238	12,133
Shares issued in reinvestment of distributions
Initial Class	891,751	5,578,640
Class L	4,555	2,457
Shares redeemed
Initial Class	(8,768,541)	(20,904,904)
Class L	(25,331)	–

Net Increase (Decrease)	2,018,033	(6,565,308)

(a) Including undistributed net investment income:	$337,370	$399,319

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Aggressive Profile II Fund

OPERATIONS:
Net investment income	$5,191,269	$5,061,480
Net realized gain	32,380,057	4,705,435
Net change in unrealized appreciation (depreciation)	44,706,678	(32,714,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	82,278,004	(22,947,321)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,425,465)	(5,882,787)
Class L	(33,764)	(3,072)

From net investment income	(5,459,229)	(5,885,859)

From net realized gains
Initial Class	(9,661,534)	(8,993,805)
Class L	(47,652)	(2,206)

From net realized gains	(9,709,186)	(8,996,011)

Total Distributions	(15,168,415)	(14,881,870)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	172,487,015	200,041,808
Class L	6,479,794	533,362
Shares issued in reinvestment of distributions
Initial Class	15,086,999	14,876,592
Class L	81,416	5,278
Shares redeemed
Initial Class	(242,032,065)	(294,336,202)
Class L	(1,736,535)	(171,360)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(49,633,376)	(79,050,522)

Total Increase (Decrease) in Net Assets	17,476,213	(116,879,713)

NET ASSETS:
Beginning of year	511,819,433	628,699,146

End of year (a)	$529,295,646	$511,819,433

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	24,682,914	29,076,709
Class L	649,620	58,072
Shares issued in reinvestment of distributions
Initial Class	2,115,099	2,342,567
Class L	7,923	574
Shares redeemed
Initial Class	(34,544,176)	(42,669,619)
Class L	(171,737)	(18,714)

Net Decrease	(7,260,357)	(11,210,411)

(a) Including net investment income:	$0	$0

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$28,596,423
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(119,437,868)
Proceeds from sale of investments	78,787,416
Increase in accrued interest on GWL&A Contract	(1,244,059)
Net realized gain on investments	(5,813,679)
Net change in unrealized appreciation on investments	(11,917,791)
Increase in receivable for investments sold	(1,962,472)
Increase in payable to investment adviser	4,833
Increase in payable for investments purchased	401,225
Increase in payable for distribution fees	5,726

Net Cash Provided by Operating Activities	(32,580,246)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	179,076,829
Payment on shares redeemed	(146,496,583)

Net Cash Used in Financing Activities	32,580,246

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$15,656,956

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Moderately Conservative Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$7,409,411
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(40,228,954)
Proceeds from sale of investments	23,708,390
Increase in accrued interest on GWL&A Contract	(274,390)
Net realized gain on investments	(990,099)
Net change in unrealized appreciation on investments	(3,976,182)
Decrease in dividends receivable	249
Increase in receivable for investments sold	(2,874,395)
Increase in payable to investment adviser	1,971
Decrease in payable for investments purchased	(44,382)
Increase in payable for distribution fees	434

Net Cash Provided by Operating Activities	(17,267,947)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	42,800,092
Payment on shares redeemed	(25,532,145)

Net Cash Used in Financing Activities	17,267,947

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,714,016

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2012

Great-West Moderate Profile II Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$106,806,979
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(251,828,064)
Proceeds from sale of investments	266,490,963
Increase in accrued interest on GWL&A Contract	(2,478,594)
Net realized gain on investments	(39,320,705)
Net change in unrealized appreciation on investments	(40,319,062)
Decrease in dividends receivable	3,421
Increase in receivable for investments sold	(7,541,547)
Increase in payable to investment adviser	6,074
Decrease in payable for investments purchased	(47,647)
Increase in payable for distribution fees	3,977

Net Cash Provided by Operating Activities	31,775,795

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	330,523,609
Payment on shares redeemed	(362,299,404)

Net Cash Used in Financing Activities	(31,775,795)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$46,414,867

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.20		$8.92	$8.56	$7.48	$9.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(a)	0.23	0.20	0.23	0.35
Capital gain distributions received	0.07	(a)	0.10	0.03	0.02	0.14
Net realized and unrealized gain (loss)	0.47		(0.22)	0.53	1.26	(1.73)

Total From Investment Operations	0.75		0.11	0.76	1.51	(1.24)

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.20)	(0.20)	(0.24)	(0.34)
From net realized gains	(0.16)		(0.63)	(0.20)	(0.19)	(0.23)

Total Distributions	(0.39)		(0.83)	(0.40)	(0.43)	(0.57)

NET ASSET VALUE, END OF YEAR	$8.56		$8.20	$8.92	$8.56	$7.48

TOTAL RETURN(b)	9.10%		1.29%	9.02%	20.51%	(13.67%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$326,193		$295,168	$312,477	$254,750	$195,710
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.42%		2.74%	2.31%	2.92%	4.05%
Portfolio turnover rate(d)	24%		35%	33%	32%	52%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.10		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.41	(b)	0.11
Capital gain distributions received	0.15	(b)	0.09
Net realized and unrealized gain (loss)	0.24		(0.38)

Total From Investment Operations	0.80		(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.20)
From net realized gains	(0.16)		(0.52)

Total Distributions	(0.42)		(0.72)

NET ASSET VALUE, END OF YEAR	$9.48		$9.10

TOTAL RETURN(c) (e)	8.89%		(1.74%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$30,931		$2,341
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.34%	(g)
Ratio of net investment income to average net assets
Before waiver	4.29%		10.76%	(g)
After waiver	4.29%		10.77%	(g)
Portfolio turnover rate(h)	24%		35%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Conservative Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.07		$9.25	$8.98	$7.71	$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(a)	0.51	0.16	0.26	0.29
Capital gain distributions received	0.08	(a)	0.16	0.04	0.02	0.20
Net realized and unrealized gain (loss)	0.61		(0.68)	0.71	1.43	(2.27)

Total From Investment Operations	0.88		(0.01)	0.91	1.71	(1.78)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.51)	(0.16)	(0.27)	(0.28)
From net realized gains	(0.10)		(0.66)	(0.48)	(0.17)	(0.37)

Total Distributions	(0.29)		(1.17)	(0.64)	(0.44)	(0.65)

NET ASSET VALUE, END OF YEAR	$8.66		$8.07	$9.25	$8.98	$7.71

TOTAL RETURN(b)	10.83%		(0.02%)	10.31%	22.30%	(18.16%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$82,253		$62,684	$90,812	$38,516	$27,892
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.28%		2.40%	1.91%	2.11%	3.53%
Portfolio turnover rate(d)	32%		52%	36%	59%	64%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderately Conservative Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(b)	0.62
Capital gain distributions received	0.17	(b)	0.14
Net realized and unrealized gain (loss)	0.42		(1.04)

Total From Investment Operations	0.92		(0.28)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.53)
From net realized gains	(0.10)		(0.48)

Total Distributions	(0.31)		(1.01)

NET ASSET VALUE, END OF YEAR	$9.32		$8.71

TOTAL RETURN(c) (e)	10.64%		(2.86%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$2,712		$522
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.33%	(g)
Ratio of net investment income to average net assets
Before waiver	3.52%		6.05%	(g)
After waiver	3.53%		6.07%	(g)
Portfolio turnover rate(h)	32%		52%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderate Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$6.93		$7.77	$7.21	$6.08	$8.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.16	0.11	0.12	0.21
Capital gain distributions received	0.08	(a)	0.17	0.04	0.02	0.21
Net realized and unrealized gain (loss)	0.65		(0.41)	0.68	1.34	(2.36)

Total From Investment Operations	0.86		(0.08)	0.83	1.48	(1.94)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.14)	(0.11)	(0.12)	(0.21)
From net realized gains	(0.23)		(0.62)	(0.16)	(0.23)	(0.49)

Total Distributions	(0.38)		(0.76)	(0.27)	(0.35)	(0.70)

NET ASSET VALUE, END OF YEAR	$7.41		$6.93	$7.77	$7.21	$6.08

TOTAL RETURN(b)	12.47%		(1.05%)	11.57%	24.67%	(23.14%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$911,410		$862,977	$1,036,527	$857,765	$793,846
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.81%		1.94%	1.47%	1.66%	2.73%
Portfolio turnover rate(d)	27%		34%	31%	25%	54%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderate Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	(b)	0.10
Capital gain distributions received	0.19	(b)	0.17
Net realized and unrealized gain (loss)	0.60		(0.66)

Total From Investment Operations	1.09		(0.39)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.14)
From net realized gains	(0.23)		(0.51)

Total Distributions	(0.38)		(0.65)

NET ASSET VALUE, END OF YEAR	$9.67		$8.96

TOTAL RETURN(c) (e)	12.16%		(3.87%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$20,369		$1,357
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.34%	(g)
Ratio of net investment income to average net assets
Before waiver	3.08%		8.10%	(g)
After waiver	3.08%		8.12%	(g)
Portfolio turnover rate(h)	27%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Moderately Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$7.07		$9.19	$8.41	$6.65	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(a)	0.73	0.12	0.12	0.23
Capital gain distributions received	0.11	(a)	0.18	0.05	0.02	0.25
Net realized and unrealized gain (loss)	0.75		(1.11)	0.94	1.78	(3.51)

Total From Investment Operations	0.99		(0.20)	1.11	1.92	(3.03)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.73)	(0.12)	(0.13)	(0.22)
From net realized gains	(0.12)		(1.19)	(0.21)	(0.03)	(0.57)

Total Distributions	(0.25)		(1.92)	(0.33)	(0.16)	(0.79)

NET ASSET VALUE, END OF YEAR	$7.81		$7.07	$9.19	$8.41	$6.65

TOTAL RETURN(b)	14.07%		(2.10%)	13.35%	28.93%	(30.25%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$219,542		$185,733	$301,687	$114,380	$68,352
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	1.67%		1.75%	1.48%	1.68%	2.78%
Portfolio turnover rate(d)	32%		54%	26%	36%	72%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Moderately Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$7.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.75
Capital gain distributions received	0.21	(b)	0.16
Net realized and unrealized gain (loss)	0.65		(1.39)

Total From Investment Operations	1.07		(0.48)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.73)
From net realized gains	(0.12)		(0.94)

Total Distributions	(0.25)		(1.67)

NET ASSET VALUE, END OF YEAR	$8.67		$7.85

TOTAL RETURN(c) (e)	13.76%		(4.75%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$1,587		$115
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.31%	(g)
Ratio of net investment income to average net assets
Before waiver	2.44%		5.15%	(g)
After waiver	2.44%		5.18%	(g)
Portfolio turnover rate(h)	32%		54%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Aggressive Profile II Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$6.42		$6.92	$6.03	$4.66	$8.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.07	0.05	0.05	0.06
Capital gain distributions received	0.12	(a)	0.22	0.04	0.01	0.23
Net realized and unrealized gain (loss)	0.87		(0.61)	0.87	1.47	(3.53)

Total From Investment Operations	1.06		(0.32)	0.96	1.53	(3.24)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.07)	(0.05)	(0.05)	(0.06)
From net realized gains	(0.13)		(0.11)	(0.02)	(0.11)	(0.71)

Total Distributions	(0.20)		(0.18)	(0.07)	(0.16)	(0.77)

NET ASSET VALUE, END OF YEAR	$7.28		$6.42	$6.92	$6.03	$4.66

TOTAL RETURN(b)	16.64%		(4.44%)	15.95%	33.02%	(39.90%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$523,785		$511,453	$628,699	$539,215	$407,567
Ratio of expenses to average net assets(c)	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	0.96%		0.91%	0.78%	0.83%	0.90%
Portfolio turnover rate(d)	28%		34%	30%	23%	59%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Does not include expenses of the underlying investments in which the Fund invests.
(d)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Years Ended December 31,
	2012	2011(a)
Great-West Aggressive Profile II Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.18		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.08
Capital gain distributions received	0.36	(b)	0.26
Net realized and unrealized gain (loss)	0.97		(1.02)

Total From Investment Operations	1.50		(0.68)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.08)
From net realized gains	(0.13)		(0.06)

Total Distributions	(0.20)		(0.14)

NET ASSET VALUE, END OF YEAR	$10.48		$9.18

TOTAL RETURN(c) (e)	16.38%		(6.86%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$5,511		$367
Ratio of expenses to average net assets(f)
Before waiver	0.35%		0.35%	(g)
After waiver	0.35%		0.31%	(g)
Ratio of net investment income to average net assets
Before waiver	1.66%		6.41%	(g)
After waiver	1.66%		6.44%	(g)
Portfolio turnover rate(h)	28%		34%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Does not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc on September 24, 2012 and presently consists of sixty-four funds. Effective September 24, 2012, the Maxim Conservative Profile II Portfolio, Maxim Moderately Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio and Maxim Aggressive Profile II Portfolio names changed to Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Fund. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of the Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offers two share classes, referred to as Initial Class and Class L shares. All shares of the Funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Net Asset Value

The net asset value of each class of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of each Fund by the number of issued and outstanding shares of each class of each Fund on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

  Annual Report - December 31, 2012

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2012, the inputs used to value each Fund’s investments are detailed in the following table. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Great-West Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$169,690,271	$—	$—	$169,690,271
Equity Mutual Funds	107,133,459	—	—	107,133,459
Fixed Interest Contract	—	—	80,336,746	80,336,746

Total Investments	$276,823,730	$0	$80,336,746	$357,160,476

Great-West Moderately Conservative Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$28,057,115	$—	$—	$28,057,115
Equity Mutual Funds	38,226,718	—	—	38,226,718
Fixed Interest Contract	—	—	18,688,655	18,688,655

Total Investments	$66,283,833	$0	$18,688,655	$84,972,488

Great-West Moderate Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$223,735,724	$—	$—	$223,735,724
Equity Mutual Funds	559,091,139	—	—	559,091,139
Fixed Interest Contract	—	—	149,035,862	149,035,862

Total Investments	$782,826,863	$0	$149,035,862	$931,862,725

  Annual Report - December 31, 2012

Great-West Moderately Aggressive Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$39,835,061	$—	$—	$39,835,061
Equity Mutual Funds	161,413,679	—	—	161,413,679
Fixed Interest Contract	—	—	19,899,136	19,899,136

Total Investments	$201,248,740	$0	$19,899,136	$221,147,876

Great-West Aggressive Profile II Fund

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$529,341,834	$—	$—	$529,341,834

Total Investments	$529,341,834	$0	$0	$529,341,834

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2012:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2012	$66,826,421	$13,866,511	$137,891,791	$16,660,276

Total realized gain (loss) relating to investments not held at reporting date	-	-	-	-

Total unrealized gain (loss) relating to investments still held at reporting date	-	-	-	-

Total interest	1,244,059	274,390	2,478,594	311,043

Purchases	21,348,236	7,952,395	36,877,649	7,167,317

Sales	(9,081,970)	(3,404,641)	(28,212,172)	(4,239,500)

Transfers into Level 3	-	-	-	-

Transfers (out) of Level 3	-	-	-	-

Ending Balance, December 31, 2012	$80,336,746	$18,688,655	$149,035,862	$19,899,136

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2012, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Investments in each Fund are subject to risks related to its allocation strategy. The success of each Fund will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Funds such as a decline in the

  Annual Report - December 31, 2012

value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Fund’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Fund may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

  Annual Report - December 31, 2012

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Funds adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Funds or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

The Funds each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Funds and GWL&A being an affiliated entity the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and Great-West Funds permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the year ended December 31, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

  Annual Report - December 31, 2012

The Great-West Funds Board of Directors must annually consider whether allocation by the Funds to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Funds may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2012, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	993,820	$8,928,160	$3,449,629	$2,338,997	$189,215	$121,782	$10,713,383
Great-West Federated Bond Fund Initial Class	3,423,852	31,257,001	11,399,754	4,955,529	714,059	1,133,417	37,491,176
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,850,870	8,434,478	13,370,467	2,027,878	1,000,581	138,923	20,211,495
Great-West Invesco ADR Fund Initial Class	—	6,945,170	2,477,231	10,143,940	(96,223)	1,760	—
Great-West Janus Large Cap Growth Fund Initial Class	1,211,892	8,948,474	3,015,018	3,749,396	(757,885)	47,953	10,713,126
Great-West Life & Annuity Contract	80,336,746	66,826,421	21,348,236	9,081,970	—	1,244,059	80,336,746
Great-West MFS International Growth Fund Initial Class	743,684	6,976,534	2,907,355	2,571,680	216,830	93,437	8,359,014
Great-West MFS International Value Fund Initial Class	1,875,924	6,949,707	10,582,892	1,868,040	357,455	134,589	16,639,450
Great-West Putnam Equity Income Fund Initial Class	1,574,451	14,907,474	5,410,625	4,705,982	364,336	322,059	17,854,270
Great-West Putnam High Yield Bond Fund Initial Class	2,572,824	17,878,033	4,519,412	2,256,328	236,746	1,133,060	21,508,812
Great-West Short Duration Bond Fund Initial Class	2,218,810	19,314,848	6,568,173	2,703,914	247,082	503,575	23,208,748
Great-West T. Rowe Price Equity Income Fund Initial Class	1,093,331	14,902,366	5,120,339	3,504,181	953,792	359,151	17,854,099
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	272,701	3,990,845	1,518,055	965,191	93,550	32,186	4,788,622
Great-West Templeton Global Bond Fund Initial Class	3,845,464	31,184,030	9,357,963	5,098,827	443,742	1,897,513	37,493,274
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,057,489	41,668,037	15,795,370	6,889,671	139,022	1,428,254	49,988,261
Putnam Multi-Cap Value Fund A	—	8,422,916	2,597,352	10,112,215	1,711,377	—	—

					$5,813,679	$8,591,718	$357,160,476

  Annual Report - December 31, 2012

Great-West Moderately Conservative Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	393,974	$3,153,237	$1,774,474	$893,649	$68,920	$48,394	$4,247,040
Great-West Federated Bond Fund Initial Class	698,229	5,684,338	3,404,345	1,445,098	79,571	224,847	7,645,606
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	493,165	2,015,046	3,860,601	653,397	187,218	36,845	5,385,358
Great-West Invesco ADR Fund Initial Class	—	2,327,432	1,124,596	3,698,410	(33,982)	622	—
Great-West Invesco Small Cap Value Fund Initial Class	120,444	943,073	594,035	302,058	52,158	34,451	1,274,299
Great-West Janus Large Cap Growth Fund Initial Class	480,550	3,158,597	1,616,899	1,537,812	(389,173)	19,435	4,248,060
Great-West Life & Annuity Contract	18,688,655	13,866,511	7,952,395	3,404,641	—	274,390	18,688,655
Great-West Loomis Sayles Small Cap Value Fund Initial Class	56,763	944,770	509,586	236,475	69,687	9,657	1,274,338
Great-West MFS International Growth Fund Initial Class	277,425	2,330,456	1,361,098	879,330	130,170	35,619	3,118,256
Great-West MFS International Value Fund Initial Class	702,004	2,327,817	4,362,583	769,342	160,838	51,456	6,226,774
Great-West Putnam Equity Income Fund Initial Class	486,893	4,139,493	1,975,783	1,233,089	98,842	97,919	5,521,364
Great-West Putnam High Yield Bond Fund Initial Class	510,680	3,161,507	1,512,933	667,667	28,699	218,183	4,269,286
Great-West T. Rowe Price Equity Income Fund Initial Class	338,099	4,129,772	1,920,266	984,815	183,617	107,966	5,521,162
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	80,300	1,047,495	592,306	276,372	37,514	9,664	1,410,067
Great-West Templeton Global Bond Fund Initial Class	784,311	5,670,306	2,861,121	1,315,132	22,586	380,571	7,647,033
Great-West U.S. Government Mortgage Securities Fund Initial Class	689,545	6,312,446	3,945,926	1,662,226	11,955	234,572	8,495,190
Putnam Multi-Cap Value Fund A	—	1,998,957	860,009	2,758,778	281,479	—	—

					$990,099	$1,784,591	$84,972,488

  Annual Report - December 31, 2012

Great-West Moderate Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	5,186,619	$51,809,971	$7,959,618	$8,219,869	$700,964	$647,075	$55,911,752
Great-West Federated Bond Fund Initial Class	5,954,952	60,512,727	18,880,473	13,624,259	1,628,922	2,065,565	65,206,723
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	5,546,594	28,184,083	34,598,535	3,115,131	3,652,733	425,402	60,568,811
Great-West Invesco ADR Fund Initial Class	—	46,160,589	7,651,925	54,805,600	2,774,884	11,011	—
Great-West Invesco Small Cap Value Fund Initial Class	1,321,951	12,910,601	3,237,264	2,630,105	879,197	377,471	13,986,246
Great-West Janus Large Cap Growth Fund Initial Class	6,324,361	51,891,226	6,753,845	15,701,023	(3,039,906)	251,710	55,907,347
Great-West Life & Annuity Contract	149,035,862	137,891,791	36,877,649	28,212,172	—	2,478,594	149,035,862
Great-West Loomis Sayles Small Cap Value Fund Initial Class	622,615	12,954,023	2,205,199	1,892,337	915,290	109,460	13,977,700
Great-West MFS International Growth Fund Initial Class	4,427,557	46,267,090	8,280,493	8,236,775	4,498,023	557,911	49,765,745
Great-West MFS International Value Fund Initial Class	11,195,957	46,205,660	55,015,201	5,834,235	4,429,132	805,992	99,308,134
Great-West Putnam Equity Income Fund Initial Class	6,573,162	69,419,534	9,918,126	15,075,636	1,256,810	1,380,582	74,539,653
Great-West Putnam High Yield Bond Fund Initial Class	3,360,082	25,960,213	5,155,499	4,630,876	701,978	1,528,347	28,090,292
Great-West Small Cap Growth Fund Initial Class	1,383,099	25,716,258	6,165,708	5,294,198	1,141,890	—	27,966,259
Great-West T. Rowe Price Equity Income Fund Initial Class	4,564,537	69,366,433	8,656,278	8,267,633	5,423,824	1,550,477	74,538,888
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,857,665	30,259,245	4,749,369	2,374,856	2,544,542	221,425	32,620,604
Great-West Templeton Global Bond Fund Initial Class	6,690,178	60,325,882	12,431,027	10,371,666	1,902,342	3,392,154	65,229,235
Great-West U.S. Government Mortgage Securities Fund Initial Class	5,292,977	60,470,110	19,728,695	14,118,551	355,533	1,964,513	65,209,474
Putnam Multi-Cap Value Fund A	—	28,101,828	3,563,159	24,765,328	9,554,547	—	—

					$39,320,705	$17,767,689	$931,862,725

  Annual Report - December 31, 2012

Great-West Moderately Aggressive Profile II Fund
Affiliate	Shares Held/Account Balance 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	1,333,241	$12,059,970	$2,984,401	$1,692,499	$129,047	$163,517	$14,372,340
Great-West Federated Bond Fund Initial Class	1,009,627	9,274,840	4,282,329	2,527,620	125,770	336,796	11,055,419
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,563,479	11,783,913	16,339,776	1,486,638	593,447	192,156	27,993,194
Great-West Invesco ADR Fund Initial Class	—	11,781,863	3,096,597	16,197,510	(328,944)	2,990	—
Great-West Invesco Small Cap Value Fund Initial Class	522,529	4,624,685	1,589,163	870,654	288,786	148,148	5,528,355
Great-West Janus Large Cap Growth Fund Initial Class	1,625,788	12,125,804	2,528,865	3,286,197	(673,991)	64,578	14,371,966
Great-West Life & Annuity Contract	19,899,136	16,660,276	7,167,317	4,239,500	—	311,043	19,899,136
Great-West Loomis Sayles Small Cap Value Fund Initial Class	246,244	4,629,979	1,174,860	620,836	255,215	42,319	5,528,175
Great-West MFS International Growth Fund Initial Class	1,247,337	11,839,030	3,253,179	2,740,685	416,349	157,802	14,020,064
Great-West MFS International Value Fund Initial Class	3,155,790	11,841,185	16,641,688	2,261,423	452,314	227,822	27,991,855
Great-West Putnam Equity Income Fund Initial Class	1,657,330	15,852,006	3,084,330	2,647,133	183,893	336,908	18,794,128
Great-West Putnam High Yield Bond Fund Initial Class	797,595	5,575,114	1,831,652	1,240,637	2,793	348,694	6,667,889
Great-West Small Cap Growth Fund Initial Class	328,095	5,540,323	1,789,693	848,338	388,089	—	6,634,073
Great-West T. Rowe Price Equity Income Fund Initial Class	1,150,892	15,822,344	3,092,682	1,965,863	525,129	374,541	18,794,070
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	420,584	6,198,649	1,625,006	767,363	187,609	49,931	7,385,459
Great-West Templeton Global Bond Fund Initial Class	1,133,978	9,251,028	3,184,058	1,971,677	128,591	560,490	11,056,286
Great-West U.S. Government Mortgage Securities Fund Initial Class	897,359	9,270,512	4,482,592	2,583,392	17,034	318,737	11,055,467
Putnam Multi-Cap Value Fund A	—	11,731,936	2,069,981	12,782,688	2,113,128	—	—

					$4,804,259	$3,636,472	$221,147,876

  Annual Report - December 31, 2012

Great-West Aggressive Profile II Fund
Affiliate	Shares Held 12/31/2012	Fair Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2012
Great-West American Century Growth Fund Initial Class	4,173,846	$43,414,114	$5,091,743	$7,144,155	$611,389	$523,360	$44,994,056
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	8,885,381	46,976,946	51,831,392	8,427,779	685,921	683,884	97,028,358
Great-West Invesco ADR Fund Initial Class	—	46,119,244	5,276,650	57,018,856	(2,070,728)	10,809	—
Great-West Invesco Small Cap Value Fund Initial Class	2,001,292	20,374,959	3,814,009	2,780,589	2,316,618	572,112	21,173,673
Great-West Janus Large Cap Growth Fund Initial Class	5,089,825	43,522,676	3,432,876	13,385,686	(3,250,638)	203,356	44,994,056
Great-West Loomis Sayles Small Cap Value Fund Initial Class	943,148	20,422,425	2,675,181	3,083,534	1,340,114	166,583	21,173,673
Great-West MFS International Growth Fund Initial Class	4,238,502	46,133,748	5,694,989	11,841,892	34,598	536,053	47,640,765
Great-West MFS International Value Fund Initial Class	10,741,999	46,160,525	54,933,433	8,545,010	5,365,061	775,913	95,281,530
Great-West Putnam Equity Income Fund Initial Class	4,667,917	51,307,676	3,496,019	9,387,602	730,714	986,575	52,934,184
Great-West Small Cap Growth Fund Initial Class	1,308,956	25,326,237	4,588,306	4,363,899	1,519,432	—	26,467,092
Great-West T. Rowe Price Equity Income Fund Initial Class	3,241,530	51,285,012	3,684,334	8,769,439	610,882	1,108,731	52,934,183
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,407,760	23,892,876	3,024,208	2,168,622	2,007,547	168,037	24,720,264
Putnam Multi-Cap Value Fund A	—	46,926,211	2,482,447	40,336,018	13,428,965	—	—

					$23,329,875	$5,735,413	$529,341,834

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Great-West Conservative Profile II Fund	$119,437,868	$78,787,416
Great-West Moderately Conservative Profile II Fund	40,228,954	23,708,390
Great-West Moderate Profile II Fund	251,828,064	266,490,963
Great-West Moderately Aggressive Profile II Fund	80,218,167	65,534,910
Great-West Aggressive Profile II Fund	150,025,586	200,582,954

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized (Depreciation)
Great-West Conservative Profile II Fund	$371,870,601	$5,810,605	$(20,520,730)	$(14,710,125)
Great-West Moderately Conservative Profile II Fund	89,333,679	1,311,359	(5,672,550)	(4,361,191)
Great-West Moderate Profile II Fund	1,023,025,072	22,275,990	(113,438,337)	(91,162,347)
Great-West Moderately Aggressive Profile II Fund	229,897,742	5,050,697	(13,800,563)	(8,749,866)
Great-West Aggressive Profile II Fund	574,835,798	23,382,305	(68,876,269)	(45,493,964)

  Annual Report - December 31, 2012

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended, December 31, 2012, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
Great-West Moderately Conservative Profile II Fund	$–	$177,354	$(177,354)
Great-West Aggressive Profile II Fund	$–	$267,960	$(267,960)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Great-West Conservative Profile II Fund
Distributions paid from:
Ordinary Income	$9,145,634	$6,724,074
Long-term capital gain	6,511,322	21,076,290

	$15,656,956	$27,800,364

	2012	2011
Great-West Moderately Conservative Profile II Fund
Distributions paid from:
Ordinary Income	$1,778,373	$3,659,580
Long-term capital gain	935,643	4,428,866

	$2,714,016	$8,088,446

	2012	2011
Great-West Moderate Profile II Fund
Distributions paid from:
Ordinary Income	$18,145,304	$15,923,532
Long-term capital gain	28,269,563	70,664,145

	$46,414,867	$86,587,677

	2012	2011
Great-West Moderately Aggressive Profile II Fund
Distributions paid from:
Ordinary Income	$3,491,018	$15,442,736
Long-term capital gain	3,388,932	24,944,961

	$6,879,950	$40,387,697

	2012	2011
Great-West Aggressive Profile II Fund
Distributions paid from:
Ordinary Income	$5,459,229	$5,072,185
Long-term capital gain	9,709,186	9,809,685

	$15,168,415	$14,881,870

  Annual Report - December 31, 2012

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile II Fund
Undistributed ordinary income	$1,776,918
Undistributed capital gains	61,386

Net accumulated earnings	1,838,304

Net unrealized depreciation on investments	(14,710,125)
Capital loss carryforward	–
Post-October losses	(1,102,455)

Tax composition of capital	$(13,974,276)

Great-West Moderately Conservative Profile II Fund
Undistributed ordinary income	$199,938
Undistributed capital gains	569,914

Net accumulated earnings	769,852

Net unrealized depreciation on investments	(4,361,191)
Capital loss carryforward	–
Post-October losses	(233,648)

Tax composition of capital	$(3,824,987)

Great-West Moderate Profile II Fund
Undistributed ordinary income	$4,079,013
Undistributed capital gains	4,648,098

Net accumulated earnings	8,727,111

Net unrealized depreciation on investments	(91,162,347)
Capital loss carryforward	–
Post-October losses	(7,210,290)

Tax composition of capital	$(89,645,526)

Great-West Moderately Aggressive Profile II Fund
Undistributed ordinary income	$37,879
Undistributed capital gains	1,584,634

Net accumulated earnings	1,622,513

Net unrealized depreciation on investments	(8,749,866)
Capital loss carryforward	–
Post-October losses	(532,894)

Tax composition of capital	$(7,660,247)

Great-West Aggressive Profile II Fund
Undistributed ordinary income	$545
Undistributed capital gains	9,752,845

Net accumulated earnings	9,753,390

Net unrealized depreciation on investments	(45,493,964)
Capital loss carryforward	–
Post-October losses	(4,757,610)

Tax composition of capital	$(40,498,184)

  Annual Report - December 31, 2012

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund had available for federal income tax purposes the following net capital losses:

The Funds have elected to defer to the next fiscal year the following Post-October losses:

	Post-October ordinary losses	Post-October capital losses
Great-West Conservative Profile II Fund	$–	$(1,102,455)
Great-West Moderately Conservative Profile II Fund	–	(233,648)
Great-West Moderate Profile II Fund	–	(7,210,290)
Great-West Moderately Aggressive Profile II Fund	–	(532,894)
Great-West Aggressive Profile II Fund	–	(4,757,610)

6. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile II Fund	$36,055	$500,657
Great-West Moderately Conservative Profile II Fund	13,467	187,108
Great-West Moderate Profile II Fund	214,874	2,984,975
Great-West Moderately Aggressive Profile II Fund	60,547	841,184
Great-West Aggressive Profile II Fund	205,891	2,861,269

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile II Fund	10%
Great-West Moderately Conservative Profile II Fund	18%
Great-West Moderate Profile II Fund	24%
Great-West Moderately Aggressive Profile II Fund	37%
Great-West Aggressive Profile II Fund	74%

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Aggressive Profile II Fund (formerly, Maxim Aggressive Profile II Portfolio), Great-West Moderately Aggressive Profile II Fund (formerly, Maxim Moderately Aggressive Profile II Portfolio), Great-West Moderate Profile II Fund (formerly, Maxim Moderate Profile II Portfolio), Great-West Moderately Conservative Profile II Fund (formerly, Maxim Moderately Conservative Profile II Portfolio), and Great-West Conservative Profile II Fund (formerly, Maxim Conservative Profile II Portfolio), each a fund of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Great-West Aggressive Profile II Fund, Great-West Moderately Aggressive Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Conservative Profile II Fund, and Great-West Conservative Profile II Fund of Great-West Funds, Inc. as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments issued by an affiliate of Great-West Funds valued at $19,899,136 (9% of net assets) for Great-West Moderately Aggressive Profile II Fund, $149,035,862 (16% of net assets) for Great-West Moderate Profile II Fund, $18,688,655 (22% of net assets) for Great-West Moderately Conservative Profile II Fund, and $80,336,746 (22% of net assets) for Great-West Conservative Profile II Fund, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*

Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**

Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers

Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada

				N/A	N/A

Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

          (2)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

          (3)  Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013